NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                  (203)863-6216


VIA EDGAR TRANSMISSION

November 7, 1996


Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:  NORTHSTAR FUNDS
         Northstar Balance Sheet Opportunities Fund - No. 33-850/811-2239 Northstar Government Securities Fund - No. 33-848/811-4423 Northstar Growth Fund - No. 33-849;811-4431
         Northstar High Yield Fund - No. 33-20506;811-5496
         Northstar Special Fund - No. 33-847;811-4434
         Northstar Strategic Income Fund - No. 33-76574/811-08414
         Northstar Trust - No. 33-67852/811-7978

Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a supplement, dated November 7, 1996, to the combined Prospectus dated February 29, 1996 for the above named registrants.

The supplement filed herewith serves to disclose a change to the purchase limitation for Class B and Class C shares.

Should you have any questions regarding this submission, please contact the undersigned at (203)863-6216.

Sincerely,



STEPHANIE L. BECKNER
Stephanie L. Beckner


cc:  Distribution

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                               THE NORTHSTAR FUNDS
                           Prospectus Supplement dated
                      November 7, 1996 to Prospectus dated
                                February 29, 1996



THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "ALTERNATIVE SALES ARRANGEMENTS":

Effective November 6, 1996, the maximum purchase of Class B shares is $500,000; the maximum purchase of Class C shares is $750,000.